[LOGO OF EATON VANCE MUTUAL FUNDS APPEARS HERE]


Semiannual Report July 31, 1997                                 [PHOTO OF STOCK
                                                                CERTIFICATE
                                                                APPEARS HERE]
                                       EV
[PHOTO OF STATUE OF                 CLASSIC
PAUL REVERE APPEARS                HIGH YIELD
HERE]                              MUNICIPALS
                                      FUND


                                  Eaton Vance
                     Global Management-Global Distribution




[PHOTO OF BOSTON HARBOR                                                  Classic
SCENE APPEARS HERE]

EV Classic High Yield Municipals Fund as of July 31, 1997
INVESTMENT UPDATE

Thomas M. Metzold,
Portfolio Manager


[PHOTO OMITTED]


Investment Environment
--------------------------------------------------------------------------------
The Economy

 . The U.S. economy posted solid growth in the first half of the year. Gross domestic product advanced a robust 3.6% in the second quarter, while unemployment fell to a 24-year low of 4.8%. Despite the strong economic climate, inflation remained in the 2-to-3% range.

 . While inflation seemed generally in check, the Federal Reserve nonetheless maintained a vigilant policy. In March, the Fed raised its Federal funds target rate - a key short-term rate barometer - to 5.5%.

 . The municipal market modestly outperformed the Treasury market in the first half of 1997. In a volatile interest rate environment, the high-yield segment of the municipal market fared slightly better than the investment grade sector.


Management Update
--------------------------------------------------------------------------------
 . Industrial development bonds remained the largest market sector weighting in the Portfolio. Within that sector, we were diversified across a wide spectrum of economic activity, including the paper industry, waste disposal, resource recovery, and energy projects.

 . We continued to find value in assisted living and life care bonds. These non-rated issues require especially intensive research - a specialty at Eaton Vance - and have provided excellent income for the Fund.

 . In a highly volatile period, the Fund benefitted from its credit-driven bonds, which, unlike more interest rate-sensitive bonds, tend to ignore rate fluctuations and respond to the underlying fundamentals of issuers.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------


The Fund
--------------------------------------------------------------------------------
 . During the period since the commencement of operations on June 18, 1997 through July 31, 1997, the Fund had a total return of 4.3%./1/

 . This return resulted from a rise in net asset value per share to $10.37 on July 31, 1997 from $10.00 on June 18, 1997, and the reinvestment of $0.057 per share in tax-free income./2/

 . Based on the Fund's most recent dividend, and a net asset value of $10.37 per share, the Fund's distribution rate on July 31, 1997 was 5.45%. To equal 5.45% in a taxable investment, a couple in the 36.00% federal tax bracket would need a yield of 8.52%. The Fund's SEC yield at July 31 was 5.55%./3/


Your Investment at Work
--------------------------------------------------------------------------------
  Glen Cove NY Industrial Development Agency
  The Regency at Glen Cove

 . These bonds were issued to finance the construction             [MEDICAL
  of an Adult Home for elderly residents who require                LOGO
  assistance with daily living activities and other                APPEARS
  rehabilitation care.                                              HERE]

 . Consisting of 96 living units, the Regency is a good example of municipal bonds funding a novel approach to serving the life care needs of older citizens.

 . These non-rated, zero-coupon bonds afforded the Portfolio additional capital appreciation potential while providing a good balance to the Portfolio's predominantly higher-yielding holdings.

--------------------------------------------------------------------------------
/1/ This return does not include the Fund's 1% contingent deferred sales charge (CDSC) incurred by shareholders redeeming within the first year.

/2/ A portion of the Fund's income could be subject to federal income tax or alternative minimum tax.

/3/ The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result.

/4/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Past performance is not indicative of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

/5/ Because the Fund is actively managed, sector weightings and Portfolio overview are subject to change.

--------------------------------------------------------------------------------
Fund Information
as of July 31, 1997

Performance/4/
--------------------------------------------------------------------------------
Cumulative Total Return (at net asset value)
--------------------------------------------------------------------------------
Life of Fund (6/18/97)                                                    4.3%

Cumulative Total Return (Including 1% CDSC)
--------------------------------------------------------------------------------
Life of Fund (6/18/97)                                                    3.3%


5 Largest Sectors/5/
--------------------------------------------------------------------------------
By total investments
Industrial Development Bonds                                               26.8%
Housing                                                                    11.2%
Life Care                                                                  10.7%
Assisted Living                                                             9.2%
Hospitals                                                                   8.6%


Portfolio Overview/5/
--------------------------------------------------------------------------------
Number of Issues                                                             106
Average Maturity                                                       24.2 Yrs.
Effective Maturity                                                     11.8 Yrs.
Average Rating                                                               BB+
Average Call                                                            9.6 Yrs.
Average Dollar Price                                                      $98.56

EV Classic High Yield Municipals Fund as of July 31, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of July 31, 1997
Assets
--------------------------------------------------------------------------------
Investment in High Yield Municipals
   Portfolio, at value (Note 1A)
   (identified cost, $2,946,129)                                  $ 3,001,903
Receivable from Administrator (Note 4)                                  1,522
Deferred organization expenses (Note 1D)                               26,984
--------------------------------------------------------------------------------
Total assets                                                      $ 3,030,409
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                 $     2,161
Accrued expenses                                                      423,808
--------------------------------------------------------------------------------
Total liabilities                                                 $   425,969
--------------------------------------------------------------------------------
Net Assets for 251,209 shares of
    beneficial interest outstanding                               $ 2,604,440
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                   $ 2,548,982
Accumulated net realized loss on
   investments (computed on the basis
   of identified cost)                                                   (316)
Unrealized appreciation of investments
   from Portfolio (computed on the
   basis of identified cost)                                           55,774
--------------------------------------------------------------------------------
Total                                                             $ 2,604,440
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($2,604,440 / 251,209 shares of
    beneficial interest outstanding)                              $     10.37
--------------------------------------------------------------------------------


Statement of Operations

For the Period Ended
July 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                             $ 10,796
Expenses allocated from Portfolio                                        (943)
--------------------------------------------------------------------------------
Net investment income from Portfolio                                 $  9,853
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Distribution fees (Note 5)                                           $  1,459
Amortization of organization expenses (Note 1D)                           776
Registration fees                                                         772
Legal and accounting services                                             264
Transfer and dividend disbursing agent fees                                 2
Miscellaneous                                                               7
--------------------------------------------------------------------------------
Total expenses                                                       $  3,280
--------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the
      Administrator (Note 4)                                         $  1,522
--------------------------------------------------------------------------------
Total expense reductions                                             $  1,522
--------------------------------------------------------------------------------

Net expenses                                                         $  1,758
--------------------------------------------------------------------------------

Net investment income                                                $  8,095
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost basis)                   $    (24)
   Financial futures contracts                                           (292)
--------------------------------------------------------------------------------
Net realized loss on investments                                     $   (316)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments                                                       $ 57,844
   Financial futures contracts                                         (2,070)
--------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments                                     $ 55,774
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                      $ 55,458
--------------------------------------------------------------------------------

Net increase in net assets from operations                           $ 63,553
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic High Yield Municipals Fund as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                                                 Period Ended
Increase (Decrease)                                              July 31, 1997
in Net Assets                                                    (Unaudited)
--------------------------------------------------------------------------------
From operations --
   Net investment income                                          $     8,095
   Net realized loss on investments                                      (316)
   Net change in unrealized
      appreciation (depreciation)of investments                        55,774
--------------------------------------------------------------------------------
Net increase in net assets from operations                        $    63,553
--------------------------------------------------------------------------------
Distributions to shareholders (Note 2)--
   From net investment income                                     $    (8,095)
--------------------------------------------------------------------------------
Total distributions to shareholders                               $    (8,095)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest (Note 3)--
   Proceeds from sale of shares                                   $ 2,846,905
   Net asset value of shares issued to
      shareholders in payment of distributions declared                 2,077
   Cost of shares redeemed                                           (300,000)
--------------------------------------------------------------------------------
Net increase in net assets from Fund share transactions           $ 2,548,982
--------------------------------------------------------------------------------

Net increase in net assets                                        $ 2,604,440
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                                            $         0
--------------------------------------------------------------------------------
At end of period                                                  $ 2,604,440
--------------------------------------------------------------------------------


                       See notes to financial statements

EV Classic High Yield Municipals Fund as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                                               Period Ended
                                                                               July 31, 1997
                                                                               (Unaudited)*
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                                             $10.000
--------------------------------------------------------------------------------------------------
Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income                                                               $0.071
Net realized and unrealized gain on investments                                      0.370
--------------------------------------------------------------------------------------------------
Total income from operations                                                        $0.441
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                                         $(0.071)
--------------------------------------------------------------------------------------------------
Total distributions                                                                $(0.071)
--------------------------------------------------------------------------------------------------

Net asset value -- End of period                                                   $10.370
--------------------------------------------------------------------------------------------------

Total Return/(1)/                                                                     4.28%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data++
--------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                             $2,604
Ratio of net expenses to average net assets/(2)/                                      1.83%+
Ratio of net expenses to average net assets after custodian fee reduction/(2)/        1.81%+
Ratio of net investment income to average net assets                                  5.42%+

++ The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (as a percentage of average daily net assets):

   Expenses/(2)/                                                                      2.85%+
   Expenses after custodian fee reduction/(2)/                                        2.83%+
   Net investment income                                                              4.40%+
Net investment income per share                                                     $0.058
--------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, June 18, to July 31, 1997. /(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.


                      See notes to financial statements

EV Classic High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  EV Classic High Yield Fund (the Fund) is a non-diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Yield Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (1.3% at July 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

  D Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintain with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the statement of operations.

  H Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
  ------------------------------------------------------------------------------
  The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at

EV Classic High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 1998 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3 Shares of Beneficial Interest
  ------------------------------------------------------------------------------
  The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follow:

                                                                 Period Ended
                                                                July 31, 1997
                                                                  (Unaudited)
  ------------------------------------------------------------------------------
  Sales                                                            280,389

  Issued to shareholders electing to receive
    payments of distributions in Fund shares                           203

  Redemptions                                                      (29,383)
  ------------------------------------------------------------------------------

  Net increase                                                     251,209
  ------------------------------------------------------------------------------

4 Transactions with Affiliates
  ------------------------------------------------------------------------------
  Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services (See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report). To enhance the net income of the Fund for the period ended July 31, 1997, $1,522 of expenses relating to the operation of the Fund were allocated, on a preliminary basis, to EVM. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of EVM and BMR.

5 Distribution Plan
  ------------------------------------------------------------------------------
  The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of
  (i) 6.25% of the aggregate amount received by the Fund for shares sold plus,
  (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by amounts theretofore paid to EVD. The Fund paid or accrued $1,094 to or payable to EVD for the period ended July 31, 1997, representing 0.75% (annualized) of average daily net assets. At July 31, 1997, there were $158,000 in outstanding Uncovered Distribution Charges.

  In addition, the Plan permits the Fund to make monthly payments of service fees to the Principal Underwriter in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Fund paid or accrued service fees to or payable to EVD for the period ended July 31, 1997 in the amount of $365. EVD makes monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.25% (annualized) of the assets maintained in the Fund by their customers. During the first year after a purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to the Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

  Certain officers and Trustees of the Fund are officers or directors of EVD.

EV Classic High Yield Municipals Fund as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


6 Contingent Deferred Sales Charge
  ------------------------------------------------------------------------------
  A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Fund shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the period ended July 31, 1997, EVD received $5,000 of CDSC paid by shareholders.

7 Investment Transactions
  ------------------------------------------------------------------------------
  Increases and decreases in the Fund's investment in the Portfolio for the period ended July 31, 1997 aggregated $3,249,600 and $313,008, respectively.

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments-- 100.0%


                                                     Principal
                                                     Amount
Security                                             (000 Omitted) Value
--------------------------------------------------------------------------------

Assisted Living -- 9.2%
--------------------------------------------------------------------------------
Arizona Health Facilities Authority, Care
Institute-Mesa Project, 7.625%, 1/1/26               $     2,500   $ 2,503,150
Chester County, PA,  IDA, Senior Life-Choice of
Paoli, (AMT), 8.05%, 1/1/24                                2,000     2,141,660
Chester, PA, IDA, Senior Life-Choice of
Kimberton, (AMT), 8.50%, 9/1/25                            1,000     1,095,390
Delaware, PA, IDA, Glen Riddle Project, (AMT),
8.625%, 9/1/25                                             1,600     1,768,992
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/13                    1,000       249,900
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/13                    1,000       238,910
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/14                    1,000       228,410
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/14                    1,000       218,360
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/15                    1,000       208,760
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/15                    1,000       199,580
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/16                    1,000       190,800
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/16                    1,000       182,410
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/17                    1,000       174,390
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/17                    1,000       166,720
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/18                    1,000       159,390
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/18                    1,000       152,380
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 1/1/19                    1,000       145,680
Glen Cove Industrial Development Agency, NY,
The Regency at Glen Cove, 0.00%, 7/1/19                    1,000       139,270
Illinois Development  Finance Authority, Care
Institute, Inc., 7.80%, 6/1/25                             3,740     3,864,430
Louisiana Housing Finance Agency, (HCC Assisted
Living Group 1) (AMT), 9.00%, 3/1/25                       3,545     3,871,175
New Jersey Economic Development Authority,
The Chelsea at East Brunswick Project,
(AMT), 8.25%, 10/1/20                                      3,500     3,629,395
--------------------------------------------------------------------------------
                                                                   $21,529,152
--------------------------------------------------------------------------------

Cogeneration -- 5.3%
--------------------------------------------------------------------------------
Maryland Energy Cogeneration, AES Warrior Run
Project (AMT), 7.40%, 9/1/19 /(1)/                   $    3,500    $ 3,791,200
Palm Beach County, FL, Okeelanta Power L.P.
(AMT), 6.85%, 2/15/21                                     3,500      2,730,000
Palm Beach County, FL, Osceola Power Project
(AMT), 6.95%, 1/1/22                                      2,000      1,350,000
Pennsylvania Economic Development Financing
Authority, Northampton Generating Project
(AMT), 6.60%, 1/1/19                                      3,500      3,619,455
Pennsylvania Economic Development Financing
Authority, Northampton Generating Project
Subordinated, (AMT),
6.875%, 1/1/11                                            1,000      1,034,080
--------------------------------------------------------------------------------
                                                                   $12,524,735
--------------------------------------------------------------------------------

Colleges and Universities -- 0.9%
--------------------------------------------------------------------------------
New Hampshire Higher Educational and Health
Facilities Authority, Colby-Sawyer College,
7.50%, 6/1/26                                        $    2,000    $ 2,155,200
--------------------------------------------------------------------------------
                                                                   $ 2,155,200
--------------------------------------------------------------------------------

Economic Development Revenue -- 0.6%
--------------------------------------------------------------------------------
Pittsfield Township, MI, 8.125%, 8/15/17             $    1,350    $ 1,318,815
--------------------------------------------------------------------------------
                                                                   $ 1,318,815
--------------------------------------------------------------------------------

Electric Utilities -- 2.3%
--------------------------------------------------------------------------------
Intermountain Power Agency, UT, Variable Rate,
7/1/11 /(2)/                                         $    2,500    $ 2,640,625
New York State Energy, Research and
Development Authority, Long Island Lighting Co.
(AMT), 7.15%, 9/1/19                                      2,500      2,711,825
--------------------------------------------------------------------------------
                                                                   $ 5,352,450
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 7.3%
--------------------------------------------------------------------------------
Colorado Health Facilities Authority, Liberty
Heights Project, 0.00%, 7/15/20                      $    5,575    $ 1,615,245
Colorado Health Facilities Authority, Liberty
Heights Project, 0.00%, 7/15/24                          17,000      3,969,160
Colorado Health Facilities Authority, Liberty
Heights Project, 0.00%, 7/15/22                          13,445      3,496,910
Cuyahoga County, OH, Judson Retirement
Community, 8.875%, 11/15/19                               1,500      1,694,970
Dawson Ridge Metropolitan District #1, Douglas
County, CO, (AMT), 0.00%, 10/1/22                        10,000      2,496,900
Dawson Ridge, Metropolitan District #1, Douglas
County, CO, 0.00%, 10/1/22                                3,500        873,915

                       See notes to financial statements

High Yield Municipals Portfolio  as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                     Principal
                                                     Amount
Security                                             (000 Omitted)  Value
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Illinois Development Finance Authority,
Regency Park Project, 0.00%, 7/15/25                 $    3,295     $    709,348
Montgomery County, PA, United Hospitals,
8.375%, 11/1/11                                           1,000        1,111,460
Montgomery County, PA, United Hospitals,
7.50%, 11/1/15                                            1,000        1,075,070
--------------------------------------------------------------------------------
                                                                    $ 17,042,978
--------------------------------------------------------------------------------

Hospitals -- 8.6%
--------------------------------------------------------------------------------
Hidalgo County, TX, Health Services Corp.,
Mission Hospital, Inc., 6.875%, 8/15/26/(1)/         $    2,500     $  2,672,575
Louisiana PFA, General Health Systems Project,
6.80%, 11/1/16(1)                                         3,000        3,252,780
Massachusetts HEFA, Milford-Whitinsville
Hospital, 7.75%, 7/15/17                                  3,000        3,284,820
Philadelphia, PA, (Graduate Health System),
6.625%, 7/1/21                                            2,205        2,294,126
Prince George's, MD, Greater Southeast
Healthcare System, 6.375%, 1/1/23/(1)/                    2,650        2,715,614
San Bernadino, CA, San Bernadino Community
Hospital, 7.875%, 12/1/08                                 1,000        1,046,260
San Bernadino, CA, San  Bernadino Community
Hospital, 7.875%, 12/1/19                                 1,325        1,386,295
Scranton-Lackawanna, PA, Health and Welfare
Authority, Moses Taylor Hospital,
8.50%, 7/1/20/(1)/                                        1,500        1,754,340
Wells County, IN, Caylor-Nickel Medical
Center, 8.75%, 4/15/12                                    1,500        1,751,010
--------------------------------------------------------------------------------
                                                                    $ 20,157,820
--------------------------------------------------------------------------------

Housing -- 11.2%
--------------------------------------------------------------------------------
Colorado Housing and Finance Authority, Single
Family Housing, (AMT), 7.65%, 12/1/25                $    4,735     $  5,333,314
Cuyahoga County, OH, Rolling Hills Apartment
Project, 8.00%, 1/1/28                                    2,450        2,449,731
Florence, KY Housing Facilities,
7.625%, 5/1/27                                            2,430        2,464,385
Lucas County, OH, County Creek Project (AMT),
8.00%, 7/1/26                                             3,780        3,733,468
Maricopa County, AZ, IDA, Place Five and The
Greenery Projects, 6.625%, 1/1/27                         2,500        2,625,525
Maricopa County, AZ, IDA, Place Five and The
Greenery Projects, 8.625%, 1/1/11                         1,725        1,757,620
Santa Fe, NM, 1st  Interstate Plaza Project,
8.00%, 7/1/13                                             3,388        3,650,738
Santa Fe, NM, Crow Hobbs Project,
8.50%, 9/1/16                                             3,300        3,637,260
Texas Department of Housing and Community
Affairs, NHP Foundation-Asmara Project,
6.40%, 1/1/27                                        $      550     $    575,372
--------------------------------------------------------------------------------
                                                                    $ 26,227,413
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue -- 26.8%
--------------------------------------------------------------------------------
ABIA Development Corp., Austin Cargoport
Development, L.L.C.Project (AMT),
9.25%, 10/1/21                                       $    2,815     $  3,102,102
Camden County, NJ, Holt Hauling and Warehousing
System, Inc. Project (AMT), 9.875%, 1/1/21                2,000        2,350,120
Carbon County, UT, (Laidlaw Environmental
Services Inc.), 7.45%, 7/1/17                             3,900        4,036,110
Florence County, SC, Stone Container Company,
7.375%, 2/1/07                                            1,895        2,014,631
Hancock County, KY, Southwire Co.,  (AMT),
7.75%, 7/1/26                                             2,700        2,868,021
Kansas City, MO, IDA, AFCO Cargo
(AMT), 8.50%, 1/1/17                                      4,095        4,588,201
Kimball, NE, Economic Development Authority,
Clean Harbors Inc. (AMT), 10.75%, 9/1/26                  3,000        3,256,260
Michigan Strategic Fund, (S.D. Warren Co.)
(AMT), 7.375%, 1/15/22                                    3,500        3,761,940
Mobile, AL, Mobile Energy
Project, 6.95%, 1/1/20                                    1,000        1,097,120
Morgantown, KY, IMCO Recyclying Inc.,
7.45%, 5/1/22                                             3,400        3,538,618
New Albany, IN, IDA, K-Mart Co.,
7.40%, 6/1/06                                             1,095        1,176,895
New Hampshire Business Finance Authority, Crown
Paper Co. (AMT), 7.875%, 7/1/26                           2,750        3,020,930
New Hampshire, Public Service Co.
of NH, 7.65%, 5/1/21                                      3,420        3,577,081
New Jersey EDA, (777 Pattison Ave., Inc.),
(AMT), 8.95%, 12/15/18                                      500          552,530
New Jersey EDA, Holt Hauling and Warehousing
System, Inc., 7.90%, 3/1/27                               4,000        4,320,200
Ohio Solid Waste Revenue, Republic Engineered
Steels Inc., (AMT), 9.00%, 6/1/21                         4,000        4,159,080
Osceola County, IDA, Community Pooled
Loan-93, 7.75%, 7/1/17                                    2,000        2,112,920
Perry County, KY, TJ International Inc.,
6.55%, 4/15/27                                            2,000        2,119,840
Philadelphia, PA, (Refrigerated Enterprises)
(AMT), 9.05%, 12/1/19                                       500          554,455

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                  Principal
                                                  Amount
Security                                          (000 Omitted)    Value
--------------------------------------------------------------------------------

Industrial Development Revenue / Pollution
Control Revenue (continued)
--------------------------------------------------------------------------------
Riverdale Village, IL, ACME Metals,
Inc. Project (AMT), 7.95%, 4/1/25                 $     3,345    $  3,589,921
Robbins, IL, Resource Recovery,
8.375%, 10/15/16                                        3,500       3,746,925
Skowhegan, ME, S. D. Warren Co.,
6.65%, 10/15/15                                         3,000       3,084,270
--------------------------------------------------------------------------------
                                                                 $ 62,628,170
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 1.3%
--------------------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC),
Variable Rate, 7/1/23/(2)/                        $     3,000    $  3,165,000
--------------------------------------------------------------------------------
                                                                 $  3,165,000
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 1.9%
--------------------------------------------------------------------------------
Hardeman County, TN, Correctional
Facilities Corp., 7.75%, 8/1/17                   $     4,000    $  4,373,120
--------------------------------------------------------------------------------
                                                                 $  4,373,120
--------------------------------------------------------------------------------

Lease Revenue / Certificates of Participation -- 1.1%
--------------------------------------------------------------------------------
Los Angeles, CA, COP, Disney Parking
Project, 0.00%, 9/1/19                            $     9,190    $  2,517,601
--------------------------------------------------------------------------------
                                                                 $  2,517,601
--------------------------------------------------------------------------------

Life Care -- 10.7%
--------------------------------------------------------------------------------
Delaware County, PA, White Horse Village,
7.30%, 7/1/14                                     $     3,500    $  3,694,635
Kansas City, MO, IDA, Kingswood United
Methodist Manor, 9.00%, 11/15/13                        4,000       4,429,399
Saint Tammany, LA, Public Finance, Christwood
Project, 9.00%, 11/15/25                                3,955       4,335,708
Tax Exempt Securities Trust, 8.50%, 12/1/36             2,382       2,526,587
Tax Exempt Securities Trust, 8.81%, 12/1/36             2,000       2,197,200
Tax Exempt Securities Trust, 7.00%, 12/1/36             1,330       1,400,796
Tax Exempt Securities Trust, 8.70%, 12/1/36             1,000       1,088,640
Tax Exempt Securities Trust, 7.00%, 12/1/36             1,100       1,100,000
Tax Exempt Securities Trust, 8.875%, 12/1/36              600         600,000
Tax Exempt Securities Trust, 6.75%, 12/1/36             2,580       2,663,669
Tax Exempt Securities Trust, 8.375%, 12/31/36             860         914,722
--------------------------------------------------------------------------------
                                                                 $ 24,951,356
--------------------------------------------------------------------------------

Miscellaneous -- 1.6%
--------------------------------------------------------------------------------
Atlanta, GA, Downtown Development Authority,
Central Atlanta Hospitality Childcare,
Inc., 8.00%, 1/1/26                               $     3,765    $  3,846,211
--------------------------------------------------------------------------------
                                                                 $  3,846,211
--------------------------------------------------------------------------------

Nursing Homes -- 6.5%
--------------------------------------------------------------------------------
Greene County, OH, IDA, Fairview Extended Care,
10.125%, 1/1/11                                   $     1,220    $  1,446,676
Kansas City, MO, IDA, Beverly Enterprises,
8.00%, 12/1/02                                          2,175       2,315,048
Massachusetts HEFA, Fairview Extended Care,
10.125%, 1/1/11                                         1,790       2,028,285
Massachusetts IFA, AGE,Institute of
Massachusetts, 8.05%, 11/1/25                           2,500       2,642,950
Mississippi Business Finance Corp.,
Magnolia Healthcare, 7.99%, 7/1/25                      1,200       1,258,164
Westmoreland, PA, (Highland Health
Systems, Inc.), 9.25%, 6/1/22                           3,500       3,922,590
Wilkins Area, PA, IDA, (Fairview Extended Care),
10.25%, 1/1/21                                          1,250       1,487,100
--------------------------------------------------------------------------------
                                                                 $ 15,100,813
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.7%
--------------------------------------------------------------------------------
Cottonwood Water & Sanitation District,
General Obligation, 7.75%, 12/1/20                $     3,800    $  3,944,552
--------------------------------------------------------------------------------
                                                                   $3,944,552
--------------------------------------------------------------------------------

Transportation -- 2.0%
--------------------------------------------------------------------------------
Eagle County, CO, Airport Terminal Project,
7.50%, 5/1/21                                     $       500    $    530,760
San Joaquin Hills, CA, Toll Road Revenue Bonds,
0.00%, 1/1/25                                          10,000       2,139,000
San Joaquin Hills, CA, Toll Road Revenue Bonds,
0.00%, 1/1/26                                          10,000       2,022,000
--------------------------------------------------------------------------------
                                                                 $  4,691,760
--------------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio  as of July 31, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                     Principal
                                                     Amount
Security                                             (000 Omitted)  Value
--------------------------------------------------------------------------------

Utilities -- 1.0%
--------------------------------------------------------------------------------
Southern California Public Power Authority,
Variable Rate, 7/1/12/(2)/                           $    2,000     $  2,257,500
--------------------------------------------------------------------------------
                                                                    $  2,257,500
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $216,107,640)                                   $233,784,646
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.


At July 31, 1997, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:
Pennsylvania                                                            10%
Others, representing less than 10% individually                         90%


(1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2) Security has been issued as an inverse floater bond.

                       See notes to financial statements

High Yield Municipals Portfolio  as of July 31, 1997
FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of July 31, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
   (identified cost, $216,107,640)                                $233,784,646
Cash                                                                 2,519,299
Interest receivable                                                  3,378,120
Deferred organization expenses (Note 1D)                                 8,526
--------------------------------------------------------------------------------
Total assets                                                      $239,690,591
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $    856,681
Payable for daily variation margin on open
   financial futures contracts (Note 1E)                                37,500
Payable to affiliate -
   Trustees' fees (Note 2)                                                 956
Accrued expenses                                                        22,162
--------------------------------------------------------------------------------
Total liabilities                                                 $    917,299
--------------------------------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                                          $238,773,292
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals                                  $221,375,604
Net unrealized appreciation of investments
   (computed on the basis of identified cost)                       17,397,688
--------------------------------------------------------------------------------
Total                                                             $238,773,292
--------------------------------------------------------------------------------


Statement of Operations


For the Six Months Ended
July 31, 1997
Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income                                                  $  7,583,522
--------------------------------------------------------------------------------
Total income                                                     $  7,583,522
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                  $    621,102
Compensation of Trustees not members of the
   Investment Adviser's organization (Note 2)                           5,940
Custodian fee (Note 1H)                                                55,962
Legal and accounting services                                          25,133
Amortization of organization expenses (Note 1D)                           726
Miscellaneous                                                          32,357
--------------------------------------------------------------------------------
Total expenses                                                   $    741,220
--------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee (1H)                               $     14,928
--------------------------------------------------------------------------------
Total expense reductions                                         $     14,928
--------------------------------------------------------------------------------

Net expenses                                                     $    726,292
--------------------------------------------------------------------------------

Net investment income                                            $  6,857,230
--------------------------------------------------------------------------------

Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified                           $     94,218
      cost basis)
   Financial futures contracts                                     (1,212,846)
--------------------------------------------------------------------------------
Net realized loss on investments                                 $ (1,118,628)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
   Investments (identified cost basis)                           $ 12,778,228
   Financial futures contracts                                         63,426
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)             $ 12,841,654
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                  $ 11,723,026
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations             $ 18,580,256
--------------------------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                              Six Months
                                              Ended
                                              July 31,            Year Ended
Increase (Decrease)                           1997                January 31,
in Net Assets                                 (Unaudited)         1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $   6,857,230      $   8,918,825
   Net realized loss on investments             (1,118,628)        (1,259,590)
   Change in unrealized
      appreciation (depreciation)               12,841,654          2,904,425
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                           $  18,580,256      $  10,563,660
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $  60,248,452      $ 118,977,124
   Withdrawals                                 (20,755,875)       (20,917,792)
--------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                      $  39,492,577      $  98,059,332
--------------------------------------------------------------------------------

Net increase in net assets                   $  58,072,833      $ 108,622,992
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $ 180,700,459      $  72,077,467
--------------------------------------------------------------------------------
At end of period                             $ 238,773,292      $ 180,700,459
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
FINANCIAL STATEMENTS CONT'D
Supplementary Data

                                                                   Six Months Ended   Year Ended January 31,
                                                                   July 31, 1997     ------------------------
                                                                   (Unaudited)          1997        1996*
-------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets++
-------------------------------------------------------------------------------------------------------------
Expenses                                                               0.73%+          0.34%         0.06%+
Expenses after custodian fee reduction                                 0.71%+          0.30%         0.06%+
Net investment income                                                  6.73%+          6.96%         6.95%+
Portfolio Turnover                                                        4%             41%           32%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                           $238,773        $180,700       $72,077
--------------------------------------------------------------------------------------------------------------

++ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                               0.71%         0.71%+
Expenses after custodian fee reduction                                                 0.67%         0.71%+
Net investment income                                                                  6.59%         6.30%+
--------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, August 7, 1995 to January 31, 1996.


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)



1 Significant Accounting Policies
  ------------------------------------------------------------------------------
  High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

High Yield Municipals Portfolio as of July 31, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


  I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

  K Interim Financial Information -- The interim financial statements relating to July 31, 1997 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1997, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $621,102. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 1997, no significant amounts have been deferred.


3 Investments
  ------------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $51,038,720 and $8,436,955, respectively, for the six months ended July 31, 1997.


4 Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1997, as computed on a federal income tax basis, were as follows:

      Aggregate cost                                          $216,107,640
  ------------------------------------------------------------------------------
      Gross unrealized appreciation                            $18,611,032
      Gross unrealized depreciation                                934,026
  ------------------------------------------------------------------------------

      Net unrealized appreciation                              $17,677,006
  ------------------------------------------------------------------------------

5 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six-months ended July 31, 1997.


6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 1997 is as follows:

      Futures
      Contracts                                             Net Unrealized
      Expiration                                            Appreciation
      Date          Contracts                   Position    (Depreciation)
  ------------------------------------------------------------------------------
       9/97         100 U.S. Treasury Bonds     Short       $(279,318)

EV Classic High Yield Municipals Fund as of July 31, 1997
INVESTMENT MANAGEMENT


EV Classic High Yield Municipals Fund

Officers                       Independent Trustees
Thomas J. Fetter               Donald R. Dwight
President                      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
James B. Hawkes
Vice President and Trustee     Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment
Robert B. MacIntosh, CFA       Banking, Harvard University Graduate School of
Vice President                 Business Administration

James L. O'Connor              Norton H. Reamer
Treasurer                      President and Director, United Asset
                               Management Corporation
Alan R. Dynner
Secretary                      John L. Thorndike
                               Formerly Director, Fiduciary Company
                               Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant


High Yield Municipals Portfolio

Officers                       Independent Trustees
Thomas J. Fetter               Donald R. Dwight
President                      President, Dwight Partners, Inc.
                               Chairman, Newspapers of New England, Inc.
James B. Hawkes
Vice President and Trustee     Samuel L. Hayes, III
                               Jacob H. Schiff Professor of Investment
Thomas Metzold                 Banking, Harvard University Graduate School of
Vice President and             Business Administration
Portfolio Manager
                               Norton H. Reamer
James L. O'Connor              President and Director, United Asset
Treasurer                      Management Corporation

Alan R. Dynner                 John L. Thorndike
Secretary                      Formerly Director, Fiduciary Company
                               Incorporated

                               Jack L. Treynor
                               Investment Adviser and Consultant



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Investment Advisor of
High Yield Municipals Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Classic High Yield Municipals Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EV Classic High Yield Fund
24 Federal Street
Boston, MA 02110




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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
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                                                                    C-HYSRC-9/97